Acquisition of businesses and purchase of non-controlling interests	6 Months Ended
Dec. 31, 2020
Business Combinations1 [Abstract]
Acquisition of businesses and purchase of non-controlling interests	Acquisition of businesses and purchase of non-controlling interests
(i) Acquisition of businesses
On 30 September 2020, Diageo completed the acquisition of Aviation Gin and Davos Brands to support Diageo's participation in the super premium gin segment in the United States, for a total consideration of $337 million (£263 million) upfront in cash and contingent consideration of up to $275 million (£214 million) payable over a ten-year period linked to performance targets.
Provisional fair value of assets and liabilities acquired and cash consideration paid in respect of acquisition of businesses in the six months ended 31 December 2020 were as follows:

£ million
Brands	206
Property, plant and equipment	11
Inventories	7
Borrowings	(6)
Cash	2
Fair value of assets and liabilities	220
Goodwill arising on acquisition	224
Consideration payable	444
Satisfied by:
Cash consideration paid	(263)
Contingent consideration payable	(181)
(444)

Cash consideration paid for subsidiaries	(263)
Cash consideration paid for Casamigos	(87)
Cash consideration paid in respect of other prior year acquisitions	(1)
Cash consideration paid for investments in associates	(2)
Capital injection in associates	(13)
Cash acquired	2
Net cash outflow on acquisition of business	(364)
Purchase of shares of non-controlling interests	(34)
Total net cash outflow	(398)

It is expected that the goodwill and brand will be deductible for tax purposes. The goodwill arising on the acquisition of Aviation Gin and Davos Brands represents expected revenue and cost synergies and acquired workforce. Aviation Gin and Davos Brands contributed $9 million (£7 million) to net sales and $12 million (£9 million) loss to the period, out of which $9 million (£7 million) is related to acquisition transaction cost in the six months ended 31 December 2020.

(ii) Purchase of shares of non-controlling interests
On 21 October 2020 and on 6 November 2020, EABL completed the acquisition of 13.3% and 16.7%, respectively of shares in Serengeti Breweries Limited for a total consideration of $55 million (£42 million) in cash and £16 million in the form of shareholder loans outstanding to EABL and Diageo Holdings Netherlands B.V. at the date of completion, increasing Diageo's effective economic interest from 40.2% to 47.0%. At 31 December 2020, $12 million (£8 million) of the consideration was payable. Both transactions are recognised within retained earnings.